Summary of Significant Accounting Policies - Schedule of Total Revenue by Geographic Areas (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Total Revenue by Geographic Areas [Abstract]
Total revenue	$ 190,421,385	$ 98,003,465
Japan domestic market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	40,954,040	39,405,153
Hong Kong market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	145,355,973	39,635,197
The United States market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	3,448,274	11,706,214
Other overseas markets [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Revenue	$ 663,098	$ 7,256,901